ACCRUALS AND DEPOSITS RECEIVED – NET (Tables)	12 Months Ended
Mar. 31, 2026
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF ACCRUALS EXPENSES AND DEPOSITS RECEIVED - THIRD PARTIES

Accruals expenses and deposits received – net consisted of the following:

	As of March 31,
	2026	2025

Accrued expenses
Accrued payroll expenses	$40,157	$70,711
Accrued employee benefits	1,903	3,305
Accrued other expenses	14,557	3,534
Sub-total – third parties	$56,617	$77,550

Deposits received
Rental deposits received	$22,768	$34,448
Other deposit received	42,573	-
Sub-total – third parties	$65,341	$34,448

Total – third parties	$121,958	$111,998

	As of March 31,
	2026	2025

Deposits received
Rental deposits received	$13,393	$84,641

Total – related parties	$13,393	$84,641